Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	Carrying Amount June 30, 2017	Fair Value June 30, 2017	Carrying Amount December 31, 2016	Fair Value December 31, 2016
Financial assets/(liabilities)
Cash and cash equivalents	250,408	250,408	187,777	187,777
Restricted cash	7,750	7,750	9,996	9,996
Investments	1,000	1,000	1,000	1,000
Debt	(1,838,987)	(1,838,817)	(1,766,043)	(1,765,726)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	1.0	2,734	3,613
	Financial instruments – Fair value, net of current portion	—	3,701	1,376	1,119

Subtotal		—	3,702	4,110	4,732

		Asset Derivatives		Liability Derivatives
		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments - Fair value	970	1,014	—	—
	Financial instruments –Fair value, net of current portion.	956	1,465	—	—
Bunker call options	Current portion of financial instruments- Fair value	440	1,307	—	—

Subtotal		2,366	3,786	—	—

Total derivatives		2,366	7,488	4,110	4,732

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2017	2016	2017	2016
Interest rate swaps	(816)	(1,422)	(4,611)	(4,945)

Total	(816)	(1,422)	(4,611)	(4,945)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2017	2016	2017	2016
Interest rate swaps	Depreciation expense	(51)	(39)	(76)	(77)
Interest rate swaps	Interest and finance costs, net	(640)	(692)	(1,339)	(1,620)

Total		(691)	(731)	(1,415)	(1,697)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2017	2016	2017	2016
Interest rate swaps	Interest and finance costs, net	—	1,073	—	1,040
Bunker swaps	Interest and finance costs, net	368	—	(174)	—
Bunker call options	Interest and finance costs, net	(124)	617	(557)	744

Total		244	1,690	(731)	1,784

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements:	June 30, 2017	December 31, 2016
Interest rate swaps	(4,110)	(1,030)
Bunker swaps	1,926	2,479
Bunker call options	440	1,307

	(1,744)	2,756